Portfolio of Investments September 30, 2024
JRI
(Unaudited)
SHARES DESCRIPTION   VALUE
LONG-TERM INVESTMENTS - 136.1%    (98.8% of Total Investments)
136292469 COMMON STOCKS - 34.2% (24.8% of Total Investments) 136292469
ENERGY - 10.9%
233,832 Enbridge Inc $ 9,495,917
397,599 Energy Transfer LP 6,381,464
102,844 Enterprise Products Partners LP 2,993,789
170,367 Gibson Energy Inc 2,797,775
33,524 Keyera Corp 1,045,293
115,932 Kinder Morgan Inc 2,560,938
82,698 MPLX LP 3,676,753
41,063 ONEOK Inc 3,742,071
145,713 Pembina Pipeline Corp 6,006,507
30,332 Plains All American Pipeline LP 526,867
28,376 Plains GP Holdings LP, Class A 524,956
13,175 TC Energy Corp 626,286
64,112 Williams Cos Inc/The 2,926,713
TOTAL ENERGY 43,305,329
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
261,572 Chartwell Retirement Residences 3,013,266
181,659 Sienna Senior Living Inc 2,256,550
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,269,816
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
664,828 Capitaland India Trust 599,462
71,124 Cibus Nordic Real Estate AB publ 1,234,481
210,575 Hysan Development Co Ltd 362,345
2,091,540 Sino Land Co Ltd 2,284,146
2,356 Sun Hung Kai Properties Ltd 25,527
769,534 Swire Properties Ltd 1,565,377
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 6,071,338
TELECOMMUNICATION SERVICES - 1.1%
394,010 HKT Trust & HKT Ltd 503,601
175,029 Infrastrutture Wireless Italiane SpA 2,152,754
2,286,696 NETLINK NBN TRUST 1,627,953
TOTAL TELECOMMUNICATION SERVICES 4,284,308
TRANSPORTATION - 3.8%
12,754 Aena SME SA 2,801,741
741,469 Atlas Arteria Ltd 2,498,665
443,710 Aurizon Holdings Ltd 1,079,451
389,829 China Merchants Port Holdings Co Ltd 617,697
522,363 Dalrymple Bay Infrastructure Ltd 1,165,186
325,910 Enav SpA 1,446,084
23,378 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 1,585,496
9,488 Grupo Aeroportuario del Pacifico SAB de CV, ADR 1,651,102
256,461 Transurban Group 2,317,146
TOTAL TRANSPORTATION 15,162,568
UTILITIES - 15.6%
198,102 APA Group 1,060,189
121,964 CK Infrastructure Holdings Ltd 829,713
64,712 Clearway Energy Inc, Class A 1,842,351
234,082 CLP Holdings Ltd 2,046,441
213,512 Contact Energy Ltd 1,108,213
75,570 Dominion Energy Inc 4,367,190
30,501 Duke Energy Corp 3,516,765
66,415 Endesa SA 1,450,955
818,478 Enel SpA 6,537,836
118,157 Engie SA 2,043,193
184,335 ENN Energy Holdings Ltd 1,384,755
28,497 Entergy Corp 3,750,490
114,703 Evergy Inc 7,112,733
27,576 Exelon Corp 1,118,207
203,311 Iberdrola SA 3,143,010

Portfolio of Investments September 30, 2024
(continued)
JRI

SHARES DESCRIPTION   VALUE
UTILITIES (continued)
116,609 Italgas SpA $ 704,910
4,737,378 Keppel Infrastructure Trust 1,715,393
120,453 National Grid PLC 1,665,022
87,870 National Grid PLC, Sponsored ADR 6,121,903
1,767 Northwestern Energy Group Inc 101,108
22,793 OGE Energy Corp 934,969
46,163 Pennon Group PLC 365,368
9,952 Pinnacle West Capital Corp 881,648
143,421 Redeia Corp SA 2,788,256
335,383 REN - Redes Energeticas Nacionais SGPS SA 901,595
760,407 Snam SpA 3,873,317
6,252 Spire Inc 420,697
171,478 Vector Ltd 412,883
TOTAL UTILITIES 62,199,110
TOTAL COMMON STOCKS
(Cost $112,570,102) 136,292,469
PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
130180153 CORPORATE BONDS - 32.7% (23.7% of Total Investments) 130180153
CAPITAL GOODS - 0.9%
$ 1,600,000 (a) Advanced Drainage Systems Inc 6.375% 06/15/30 1,634,358
1,080,000 (a) Chart Industries Inc 7.500 01/01/30 1,138,240
930,000 (a) Trinity Industries Inc 7.750 07/15/28 976,118
TOTAL CAPITAL GOODS 3,748,716
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
420,000 (a) GFL Environmental Inc 6.750 01/15/31 440,510
1,125,000 (a) Wrangler Holdco Corp 6.625 04/01/32 1,169,353
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,609,863
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
705,000 (a) LCM Investments Holdings II LLC 4.875 05/01/29 677,412
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 677,412
CONSUMER SERVICES - 2.0%
EUR 300,000 (b) Accor SA, Reg S 7.250 N/A 369,243
530,000 Choice Hotels International Inc 5.850 08/01/34 546,566
1,500,000 (a) Churchill Downs Inc 5.750 04/01/30 1,501,643
1,025,000 (a) Hilton Domestic Operating Co Inc 5.875 03/15/33 1,044,426
760,000 (a) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
6.625 01/15/32 769,314
690,000 (a) Light & Wonder International Inc 7.500 09/01/31 723,727
400,000 (a) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 401,558
1,010,000 Piedmont Operating Partnership LP 9.250 07/20/28 1,130,371
695,000 (a) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625 05/01/32 719,744
690,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 699,002
TOTAL CONSUMER SERVICES 7,905,594
ENERGY - 6.0%
935,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.250 04/01/28 939,646
790,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 810,138
1,240,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000 07/15/29 1,289,085
1,250,000 (a) Buckeye Partners LP 6.875 07/01/29 1,280,713
1,640,000 Cheniere Energy Partners LP 4.500 10/01/29 1,617,575
510,000 (a) CNX Midstream Partners LP 4.750 04/15/30 476,882
700,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 686,578
300,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500 12/15/33 325,493
765,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625 03/15/29 804,892
205,000 (a) EQM Midstream Partners LP 7.500 06/01/27 210,999
CAD 515,000 Gibson Energy Inc 5.250 12/22/80 361,008
1,000,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 1,037,289
750,000 (a) Harvest Midstream I LP 7.500 05/15/32 788,882
CAD 670,000 Keyera Corp 6.875 06/13/79 509,927
CAD 1,110,000 Keyera Corp 5.950 03/10/81 806,427
2,685,000 ONEOK Inc 5.050 11/01/34 2,672,763

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
ENERGY (continued)
$ 915,000 (a) PBF Holding Co LLC / PBF Finance Corp 7.875% 09/15/30 $ 942,549
CAD 1,784,000 Pembina Pipeline Corp 4.800 01/25/81 1,230,907
731,000 (b),(c) Plains All American Pipeline LP (TSFR3M + 4.372%) 9.490 N/A 727,851
780,000 (a) Sunoco LP 7.000 05/01/29 814,958
800,000 Targa Resources Corp 6.150 03/01/29 852,423
1,200,000 Targa Resources Corp 6.125 03/15/33 1,287,769
CAD 195,000 Transcanada Trust 4.200 03/04/81 132,495
1,410,000 (a) US LIQUIDSCO0 5.584 10/01/34 1,423,563
720,000 (a) USA Compression Partners LP / USA Compression Finance Corp 7.125 03/15/29 741,565
1,000,000 (a) Venture Global Calcasieu Pass LLC 6.250 01/15/30 1,048,261
TOTAL ENERGY 23,820,638
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.3%
1,910,000 Agree LP 4.800 10/01/32 1,893,874
1,015,000 Alexandria Real Estate Equities Inc 5.250 05/15/36 1,032,050
995,000 American Assets Trust LP 6.150 10/01/34 1,006,487
1,405,000 American Homes 4 Rent LP 5.500 02/01/34 1,450,789
2,075,000 American Tower Corp 5.500 03/15/28 2,148,933
955,000 AvalonBay Communities Inc 5.000 02/15/33 976,548
845,000 CubeSmart LP 4.375 02/15/29 840,617
1,795,000 Essex Portfolio LP 5.500 04/01/34 1,865,952
1,830,000 Extra Space Storage LP 5.700 04/01/28 1,904,620
1,740,000 Federal Realty OP LP 5.375 05/01/28 1,786,844
795,000 GLP Capital LP / GLP Financing II Inc 6.750 12/01/33 874,504
455,000 Kilroy Realty LP 6.250 01/15/36 465,868
1,320,000 Kimco Realty OP LLC 4.600 02/01/33 1,309,688
1,130,000 Kite Realty Group LP 5.500 03/01/34 1,164,069
908,000 Kite Realty Group LP 4.000 10/01/26 895,622
1,190,000 Mid-America Apartments LP 5.300 02/15/32 1,238,220
444,000 MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 398,303
1,455,000 Prologis LP 5.000 03/15/34 1,492,023
3,000,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 3,100,278
660,000 (a) Scentre Group Trust 2 5.125 09/24/80 649,139
1,000,000 (a) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500 02/15/28 1,067,406
500,000 (a) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 6.500 02/15/29 434,176
1,215,000 Ventas Realty LP 5.000 01/15/35 1,216,874
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 29,212,884
FINANCIAL SERVICES - 1.4%
1,480,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 8.000 06/15/27 1,567,885
1,150,000 (a) Hunt Cos Inc 5.250 04/15/29 1,112,641
930,000 National Rural Utilities Cooperative Finance Corp 7.125 09/15/53 977,037
1,445,000 (a),(d) Starwood Property Trust Inc 6.000 04/15/30 1,445,588
585,000 (a) Starwood Property Trust Inc 7.250 04/01/29 613,409
TOTAL FINANCIAL SERVICES 5,716,560
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
900,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 991,786
600,000 (a) LifePoint Health Inc 11.000 10/15/30 677,032
1,130,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 1,165,576
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,834,394
MEDIA & ENTERTAINMENT - 1.0%
1,000,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.125 05/01/27 984,216
1,713,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 6.375 09/01/29 1,715,030
1,200,000 (a) DISH Network Corp 11.750 11/15/27 1,259,436
TOTAL MEDIA & ENTERTAINMENT 3,958,682
TELECOMMUNICATION SERVICES - 2.0%
635,000 (a) Iliad Holding SASU 6.500 10/15/26 641,922
705,000 (a) Iliad Holding SASU 7.000 10/15/28 717,209
865,000 (a) Iliad Holding SASU 8.500 04/15/31 930,399
1,000,000 (a) Level 3 Financing Inc 10.500 04/15/29 1,090,049
750,000 (a) Level 3 Financing Inc 4.875 06/15/29 630,000
1,000,000 (a),(d) Sable International Finance Ltd 7.125 10/15/32 1,003,750
225,000 (a),(d) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 228,742

Portfolio of Investments September 30, 2024
(continued)
JRI

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 500,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 7.750% 08/15/28 $ 500,470
1,250,000 (a) Zayo Group Holdings Inc 4.000 03/01/27 1,118,054
910,000 (a) Zegona Finance PLC 8.625 07/15/29 971,425
TOTAL TELECOMMUNICATION SERVICES 7,832,020
TRANSPORTATION - 1.7%
2,200,000 (a) Brightline East LLC 11.000 01/31/30 1,870,103
1,000,000 (a) Cargo Aircraft Management Inc 4.750 02/01/28 958,572
2,500,000 (a) Genesee & Wyoming Inc 6.250 04/15/32 2,570,873
1,200,000 (a) XPO Inc 7.125 06/01/31 1,256,329
TOTAL TRANSPORTATION 6,655,877
UTILITIES - 9.1%
1,180,000 AEP Transmission Co LLC 5.150 04/01/34 1,222,928
CAD 1,425,000 AltaGas Ltd 7.350 08/17/82 1,091,480
CAD 1,305,000 AltaGas Ltd 5.250 01/11/82 890,366
1,835,000 Ameren Illinois Co 4.950 06/01/33 1,887,766
500,000 (a) Calpine Corp 5.125 03/15/28 493,046
1,025,000 CenterPoint Energy Houston Electric LLC 5.200 10/01/28 1,065,637
2,500,000 (a) Clearway Energy Operating LLC 4.750 03/15/28 2,453,104
985,000 CMS Energy Corp 3.750 12/01/50 860,320
1,025,000 DTE Electric Co 5.200 03/01/34 1,073,051
1,065,000 Duke Energy Progress LLC 5.100 03/15/34 1,110,954
649,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.375 04/01/26 647,492
1,125,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 1,052,764
730,000 Florida Power & Light Co 4.800 05/15/33 747,251
3,040,000 (a) ITC Holdings Corp 4.950 09/22/27 3,085,475
580,000 (a) NextEra Energy Operating Partners LP 7.250 01/15/29 611,540
420,000 (a) NextEra Energy Operating Partners LP 4.500 09/15/27 410,340
GBP 1,210,000 NGG Finance PLC, Reg S 5.625 06/18/73 1,615,494
1,183,000 NRG Energy Inc 6.625 01/15/27 1,184,695
675,000 (a) NRG Energy Inc 5.250 06/15/29 672,759
925,000 OGE Energy Corp 5.450 05/15/29 963,445
1,520,000 Pacific Gas and Electric Co 6.150 01/15/33 1,631,739
805,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 778,747
898,000 PPL Capital Funding Inc 7.530 03/30/67 886,026
615,000 Public Service Electric and Gas Co 5.200 03/01/34 645,415
1,090,000 Public Service Enterprise Group Inc 5.850 11/15/27 1,141,642
580,000 (a) RWE Finance US LLC 6.250 04/16/54 608,311
1,325,000 (a) RWE Finance US LLC 5.875 04/16/34 1,385,315
GBP 1,075,000 (b) SSE PLC, Reg S 3.740 N/A 1,404,062
275,000 (a) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 260,740
1,435,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 1,373,350
1,410,000 (a) Vistra Operations Co LLC 7.750 10/15/31 1,518,003
1,370,000 Wisconsin Power and Light Co 5.375 03/30/34 1,434,256
TOTAL UTILITIES 36,207,513
TOTAL CORPORATE BONDS
(Cost $126,732,152) 130,180,153
SHARES   DESCRIPTION   VALUE
130039704
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 32.6% (23.7% of Total
Investments) 130039704
DATA CENTER REITS - 0.4%
55,518 Digital Realty Trust Inc 1,383,509
TOTAL DATA CENTER REITS 1,383,509
DIVERSIFIED REITS - 3.4%
88,432 Armada Hoffler Properties Inc 957,719
353,047 British Land Co PLC/The 2,057,119
146,451 Charter Hall Long Wale REIT 403,427
677,614 GPT Group/The 2,323,417
382,520 Growthpoint Properties Australia Ltd 703,913
27,589 ICADE 818,270
41,762 Merlin Properties Socimi SA 529,371

SHARES   DESCRIPTION   VALUE
DIVERSIFIED REITS (continued)
57,544 Sila Realty Trust Inc $ 1,455,288
6,075 Star Asia Investment Corp 2,254,041
184,774 Stockland 666,452
1,369 United Urban Investment Corp 1,316,318
TOTAL DIVERSIFIED REITS 13,485,335
HEALTH CARE REITS - 3.4%
39,220 American Healthcare REIT Inc 1,023,642
3,579,423 Assura PLC 2,031,200
11,440 CareTrust REIT Inc 353,038
68,700 Community Healthcare Trust Inc 1,246,905
199,508 Healthpeak Properties Inc 4,562,748
91,692 Omega Healthcare Investors Inc 3,731,865
39,639 Sabra Health Care REIT Inc 737,682
TOTAL HEALTH CARE REITS 13,687,080
HOTEL & RESORT REITS - 1.2%
199,216 Apple Hospitality REIT Inc 2,958,358
47,046 Host Hotels & Resorts Inc 828,009
8,155 Ryman Hospitality Properties Inc 874,542
TOTAL HOTEL & RESORT REITS 4,660,909
INDUSTRIAL REITS - 6.4%
8,099 ARGAN SA 664,026
727,153 Centuria Industrial REIT 1,603,959
80,720 Dream Industrial Real Estate Investment Trust 861,841
1,005,422 (a) FIBRA Macquarie Mexico 1,607,450
783,715 Frasers Logistics & Commercial Trust 698,431
1,297 GLP J-Reit 1,198,714
1,237 LaSalle Logiport REIT 1,235,995
1,122,094 LondonMetric Property PLC 3,085,068
273,549 LXP Industrial Trust 2,749,168
1,147,760 Mapletree Industrial Trust 2,168,882
2,000,983 Mapletree Logistics Trust 2,271,401
7,008 Montea NV 582,648
326,167 Nexus Industrial REIT 2,124,686
296,194 Prologis Property Mexico SA de CV 968,911
500,597 Tritax Big Box REIT PLC 1,068,450
561,912 Urban Logistics REIT PLC 948,075
67,843 Warehouses De Pauw CVA 1,810,375
TOTAL INDUSTRIAL REITS 25,648,080
MORTGAGE REITS - 0.4%
48,709 Blackstone Mortgage Trust Inc, Class A 925,958
37,088 Starwood Property Trust Inc 755,853
TOTAL MORTGAGE REITS 1,681,811
MULTI-FAMILY RESIDENTIAL REITS - 1.2%
2,311 Daiwa Securities Living Investments Corp 1,565,602
1,768,627 (e) Home Reit PLC 2,365
49,942 UDR Inc 2,264,370
70,419 UNITE Group PLC/The 886,868
TOTAL MULTI-FAMILY RESIDENTIAL REITS 4,719,205
OFFICE REITS - 2.8%
10,088 BXP Inc 811,681
63,465 COPT Defense Properties 1,924,893
15,442 Dexus 80,571
8,407 Equity Commonwealth 212,278
18,786 Gecina SA 2,163,008
1,884 KDX Realty Investment Corp 1,985,123
33,396 Kilroy Realty Corp 1,292,425
46,594 NSI NV 1,068,441
349 Orix JREIT Inc 372,772
78,178 Postal Realty Trust Inc, Class A 1,144,526
TOTAL OFFICE REITS 11,055,718

Portfolio of Investments September 30, 2024
(continued)
JRI

SHARES   DESCRIPTION   VALUE
OTHER SPECIALIZED REITS - 2.5%
73,144 Four Corners Property Trust Inc $ 2,143,851
119,312 Gaming and Leisure Properties Inc 6,138,602
50,161 VICI Properties Inc 1,670,863
TOTAL OTHER SPECIALIZED REITS 9,953,316
REAL ESTATE OPERATING COMPANIES - 0.6%
1,879,383 Sirius Real Estate Ltd 2,451,059
TOTAL REAL ESTATE OPERATING COMPANIES 2,451,059
RETAIL REITS - 9.2%
803,374 CapitaLand Integrated Commercial Trust 1,320,491
400,543 Charter Hall Retail REIT 996,499
129,692 Choice Properties Real Estate Investment Trust 1,450,878
125,793 Crombie Real Estate Investment Trust 1,473,297
128,870 CT Real Estate Investment Trust 1,514,100
711,146 Fortune Real Estate Investment Trust 403,675
1,316,004 Frasers Centrepoint Trust 2,351,331
306,969 Hammerson PLC 1,304,875
89,417 Kimco Realty Corp 2,076,263
340,050 Link REIT 1,695,238
99,561 NETSTREIT Corp 1,645,743
40,754 NNN REIT Inc 1,976,161
186,742 Primaris Real Estate Investment Trust 2,257,556
110,881 Realty Income Corp 7,032,073
68,521 RioCan Real Estate Investment Trust 1,032,539
24,262 Simon Property Group Inc 4,100,763
952,848 Vicinity Ltd 1,451,789
860,261 Waypoint REIT Ltd 1,564,363
66,812 Wereldhave NV 1,106,914
TOTAL RETAIL REITS 36,754,548
SELF-STORAGE REITS - 0.5%
40,460 CubeSmart 2,177,962
TOTAL SELF-STORAGE REITS 2,177,962
SINGLE-FAMILY RESIDENTIAL REITS - 0.3%
45,701 American Homes 4 Rent 1,144,810
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 1,144,810
TELECOM TOWER REITS - 0.3%
10,422 Crown Castle Inc 1,236,362
TOTAL TELECOM TOWER REITS 1,236,362
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $118,394,115) 130,039,704
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
68909044
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 17.3% (12.6% of Total
Investments) 68909044
ENERGY - 7.5%
$ 2,810,000 Enbridge Inc 6.000% 01/15/77 2,812,383
1,530,000 Enbridge Inc 6.250 03/01/78 1,528,568
696,000 Enbridge Inc 5.750 07/15/80 683,359
2,305,000 Enbridge Inc 5.500 07/15/77 2,241,678
1,260,000 Enbridge Inc 7.625 01/15/83 1,345,887
930,000 Enbridge Inc 8.500 01/15/84 1,040,203
648,000 Energy Transfer LP 7.125 10/01/54 662,685
580,000 Energy Transfer LP 8.000 05/15/54 624,062
1,184,000 (c) Energy Transfer LP (TSFR3M + 3.279%) 8.527 11/01/66 1,123,118
1,451,000 (b) Energy Transfer LP 7.125 N/A 1,482,233
595,000 (b) Energy Transfer LP 6.500 N/A 593,577
2,260,000 Enterprise Products Operating LLC 5.375 02/15/78 2,159,037
2,920,000 Enterprise Products Operating LLC 5.250 08/16/77 2,880,277
CAD 780,000 Inter Pipeline Ltd/AB 6.625 11/19/79 578,150
725,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 751,354
378,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 397,132

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
ENERGY (continued)
$ 300,000 Transcanada Trust 5.300% 03/15/77 $ 294,517
1,843,000 Transcanada Trust 5.875 08/15/76 1,829,796
1,340,000 Transcanada Trust 5.625 05/20/75 1,326,813
1,480,000 Transcanada Trust 5.600 03/07/82 1,436,929
1,194,000 Transcanada Trust 5.500 09/15/79 1,153,021
3,072,000 (a),(b) Venture Global LNG Inc 9.000 N/A 3,113,868
TOTAL ENERGY 30,058,647
FINANCIAL SERVICES - 0.1%
375,000 National Rural Utilities Cooperative Finance Corp 5.250 04/20/46 373,843
TOTAL FINANCIAL SERVICES 373,843
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
733,000 (a) EUSHI Finance Inc 7.625 12/15/54 773,407
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 773,407
TRANSPORTATION - 0.2%
999,000 BNSF Funding Trust I 6.613 12/15/55 1,007,011
TOTAL TRANSPORTATION 1,007,011
UTILITIES - 9.3%
950,000 (a) AES Andes SA 8.150 06/10/55 980,678
1,665,000 AES Corp/The 7.600 01/15/55 1,751,648
CAD 625,000 AltaGas Ltd 8.900 11/10/83 505,319
1,087,000 (a) AltaGas Ltd 7.200 10/15/54 1,110,244
CAD 675,000 Capital Power Corp 7.950 09/09/82 524,778
1,971,000 CMS Energy Corp 4.750 06/01/50 1,901,962
995,000 ComEd Financing III 6.350 03/15/33 1,032,037
1,743,000 (b) Dominion Energy Inc 4.350 N/A 1,697,595
1,634,000 Dominion Energy Inc 7.000 06/01/54 1,784,045
2,460,000 Duke Energy Corp 6.450 09/01/54 2,554,218
1,375,000 (b) Edison International 5.000 N/A 1,343,499
870,000 (b) Edison International 5.375 N/A 861,381
GBP 900,000 (b) Electricite de France SA, Reg S 5.875 N/A 1,174,173
2,048,000 Emera Inc 6.750 06/15/76 2,059,817
1,698,000 Entergy Corp 7.125 12/01/54 1,760,553
2,747,000 NextEra Energy Capital Holdings Inc 5.650 05/01/79 2,724,668
581,000 NextEra Energy Capital Holdings Inc 6.750 06/15/54 626,952
825,000 NextEra Energy Capital Holdings Inc 3.800 03/15/82 785,804
2,576,000 NiSource Inc 6.950 11/30/54 2,661,108
883,000 PG&E Corp 7.375 03/15/55 926,155
2,075,000 (b) Sempra 4.875 N/A 2,052,728
1,381,000 Sempra 6.875 10/01/54 1,431,474
1,650,000 Sempra 6.400 10/01/54 1,653,105
1,625,000 Sempra 4.125 04/01/52 1,545,066
1,265,000 Southern Co/The 4.000 01/15/51 1,247,129
TOTAL UTILITIES 36,696,136
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $67,782,230) 68,909,044
SHARES   DESCRIPTION   RATE VALUE
64285127 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 16.1% (11.7% of Total Investments) 64285127
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 10.1%
146,715 Agree Realty Corp 4.250 3,097,154
80,447 American Homes 4 Rent 5.875 2,032,896
56,280 Armada Hoffler Properties Inc 6.750 1,437,391
33,798 DiamondRock Hospitality Co 8.250 861,849
59,594 Digital Realty Trust Inc 5.250 1,445,750
68,757 Digital Realty Trust Inc 5.200 1,633,666
79,257 Federal Realty Investment Trust 5.000 1,835,592
66,158 Kimco Realty Corp 5.125 1,589,115
13,513 Kimco Realty Corp 7.250 829,698
91,993 Kimco Realty Corp 5.250 2,284,186
2,301 Mid-America Apartment Communities Inc 8.500 136,771
54,508 National Storage Affiliates Trust 6.000 1,362,155

Portfolio of Investments September 30, 2024
(continued)
JRI

SHARES   DESCRIPTION   RATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
23,192 Pebblebrook Hotel Trust 6.375% $ 512,079
33,580 Pebblebrook Hotel Trust 5.700 664,884
50,450 Pebblebrook Hotel Trust 6.300 1,120,999
33,970 Public Storage 3.950 644,071
56,168 Public Storage 4.000 1,077,864
53,330 Public Storage 4.100 1,062,334
54,568 Public Storage 4.875 1,269,252
40,054 Public Storage 3.900 749,010
35,975 Public Storage 4.750 821,669
30,469 Public Storage 5.050 755,631
31,672 Public Storage 4.700 711,670
34,375 Public Storage 4.125 696,781
41,114 Public Storage 3.875 765,132
49,870 Public Storage 4.000 973,961
44,113 Public Storage 4.625 966,957
30,274 Rexford Industrial Realty Inc 5.875 731,117
90,113 Rexford Industrial Realty Inc 5.625 2,165,416
10,819 RLJ Lodging Trust 1.950 282,159
72,849 SITE Centers Corp 6.375 1,765,860
38,516 Summit Hotel Properties Inc 6.250 807,681
20,251 Summit Hotel Properties Inc 5.875 424,866
43,058 Sunstone Hotel Investors Inc 5.700 942,540
30,844 Sunstone Hotel Investors Inc 6.125 691,214
18,724 UMH Properties Inc 6.375 451,061
33,112 Vornado Realty Trust 5.250 593,698
9,192 Vornado Realty Trust 5.250 164,813
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 40,358,942
FINANCIAL SERVICES - 0.2%
25,426 Brookfield Finance Inc 4.625 497,333
16,112 National Rural Utilities Cooperative Finance Corp 5.500 400,544
TOTAL FINANCIAL SERVICES 897,877
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
25,270 Brookfield Property Partners LP 6.500 437,171
10,309 Brookfield Property Partners LP 6.375 168,037
35,153 Brookfield Property Partners LP 5.750 520,264
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,125,472
UTILITIES - 5.5%
25,854 BIP Bermuda Holdings I Ltd 5.125 506,997
41,127 Brookfield BRP Holdings Canada Inc 4.625 715,610
13,470 Brookfield Infrastructure Finance ULC 5.000 259,298
67,929 Brookfield Infrastructure Partners LP 5.125 1,344,994
20,719 Brookfield Infrastructure Partners LP 5.000 420,181
75,559 Brookfield Renewable Partners LP 5.250 1,560,293
35,357 CMS Energy Corp 5.875 874,025
29,190 CMS Energy Corp 5.625 728,582
66,991 CMS Energy Corp 4.200 1,325,752
48,898 CMS Energy Corp 5.875 1,211,692
46,327 DTE Energy Co 5.250 1,140,108
75,446 DTE Energy Co 4.375 1,598,701
73,042 DTE Energy Co 4.375 1,560,908
43,179 Duke Energy Corp 5.625 1,072,998
49,695 Duke Energy Corp 5.750 1,242,872
45,803 Georgia Power Co 5.000 1,115,303
19,300 SCE Trust VIII 6.950 515,310
76,576 Southern Co/The 4.950 1,817,914
88,549 Southern Co/The 4.200 1,956,047
37,425 Southern Co/The 5.250 935,251
TOTAL UTILITIES 21,902,836
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $67,103,448) 64,285,127

Investments in Derivatives
SHARES   DESCRIPTION   RATE VALUE
8978676 CONVERTIBLE PREFERRED SECURITIES - 2.3% (1.6% of Total Investments) 8978676
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
8,595 LXP Industrial Trust 6.500% $ 455,535
69,768 Regency Centers Corp 6.250 1,788,154
57,537 Regency Centers Corp 5.875 1,401,026
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,644,715
UTILITIES - 1.4%
55,856 NextEra Energy Inc 6.926 2,589,484
38,650 NextEra Energy Inc 7.299 2,143,142
22,463 SCE Trust VII 7.500 601,335
TOTAL UTILITIES 5,333,961
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $8,636,431) 8,978,676
SHARES DESCRIPTION   VALUE
– INVESTMENT COMPANIES - 0.8% (0.6% of Total Investments) –
661,390 Foresight Environmental Infrastructure Ltd 802,844
266,554 Greencoat UK Wind PLC/Funds 502,124
314,655 Renewables Infrastructure Group Ltd/The 438,337
744,985 Sdcl Energy Efficiency Income Trust PLC 628,481
642,814 Sequoia Economic Infrastructure Income Fund Ltd 689,506
141,817 Starwood European Real Estate Finance Ltd 177,468
TOTAL INVESTMENT COMPANIES
(Cost $3,656,579) 3,238,760
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
– MORTGAGE-BACKED SECURITIES - 0.1% (0.1% of Total Investments) –
$ 525,000 (a),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 4.329%), 2019 MILE
9.426 07/15/36 338,124
310,000 (a),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 2.829%), 2019 MILE
7.926 07/15/36 233,264
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $835,000) 571,388
SHARES   DESCRIPTION   MATURITY VALUE
5,631 COMMON STOCK RIGHTS - 0.0% (0.0% of Total Investments) 5,631
MATERIALS - 0.0%
6,245 Montea NV 10/31/24 5,631
TOTAL MATERIALS 5,631
TOTAL COMMON STOCK RIGHTS
(Cost $0) 5,631
TOTAL LONG-TERM INVESTMENTS
(Cost $505,710,057) 542,500,952
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.7%  (1.2% of Total Investments)
6,560,691 REPURCHASE AGREEMENTS - 1.7% (1.2% of Total Investments) 6,560,691
6,560,691 (f) Fixed Income Clearing Corporation 1.520 10/01/24 6,560,691
TOTAL REPURCHASE AGREEMENTS
(Cost $6,560,691) 6,560,691
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,560,691) 6,560,691
TOTAL INVESTMENTS - 137.8%
(Cost $512,270,748 ) 549,061,643
BORROWINGS - (38.1)% (g),(h) (151,695,000)
OTHER ASSETS & LIABILITIES, NET -  0.3% 1,138,049
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 398,504,692

Portfolio of Investments September 30, 2024
(continued)
JRI

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
)
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Long Bond (18) 12/24 $ (2,231,400) $ (2,235,375) $ (3,975)
U.S. Treasury Ultra 10-Year Note (127) 12/24 (15,016,251) (15,023,703) (7,452)
U.S. Treasury Ultra Bond (18) 12/24 (2,396,098) (2,395,688) 410
Total $(19,643,749) $(19,654,766) $(11,017)
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (i)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley $ 112,400,000 Receive SOFR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 1,988,544 $ 1,988,544
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 81,979,804 $ 54,312,665 $ – $ 136,292,469
Corporate Bonds – 130,180,153 – 130,180,153
Real Estate Investment Trust Common
Stocks 76,829,168 53,208,171 2,365 130,039,704
$1,000 Par (or similar) Institutional
Preferred – 68,909,044 – 68,909,044
$25 Par (or similar) Retail Preferred 64,285,127 – – 64,285,127
Convertible Preferred Securities 8,978,676 – – 8,978,676
Investment Companies – 3,238,760 – 3,238,760
Mortgage-Backed Securities – 571,388 – 571,388
Common Stock Rights – 5,631 – 5,631
Short-Term Investments:
Repurchase Agreements – 6,560,691 – 6,560,691
Investments in Derivatives:
Interest Rate Swaps* – 1,988,544 – 1,988,544
Futures Contracts* (11,017) – – (11,017)
Total
$ 232,061,758 $ 318,975,047 $ 2,365 $ 551,039,170
* Represents net unrealized appreciation (depreciation).

Principal denominated in U.S. Dollars, unless otherwise noted.
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $81,444,900 or 14.8% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) When-issued or delayed delivery security.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $6,560,968 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $6,691,916.
(g) Borrowings as a percentage of Total Investments is 27.6%.
(h) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $288,872,253 have been pledged as collateral for borrowings.
(i) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month